Document and Entity Information	Mar. 07, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001307748
Document Type	8-K
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	INVENTRUST PROPERTIES CORP.
Entity Incorporation State Country Code	MD
Entity File Number	001-40896
Entity Tax Identification Number	34-2019608
Entity Address, Address Line One	3025 Highland Parkway
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(855)
Local Phone Number	377-0510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false